Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation:

The consolidated financial statements include the accounts of the Company and its subsidiaries.  All intercompany balances and transactions have been eliminated on consolidation.

These consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Cartesian Capital Group is a global private equity firm based in New York that has investments in the Company. Various Cartesian entities are associated with these investments including Pangaea Two Management, LP; Pangaea Two Acquisition Holdings XIV, LLC; Pangaea Two Acquisition Holdings Parallel XIV, LLC. Collectively, these entities will be referred to as “Cartesian”.  In addition, Peter Yu, the founder and managing partner of Cartesian, was elected as a Director of the Company in January 2016. See notes 9(b), 14(c) and 15 for additional details of Cartesian’s investments in the Company.

Foreign currency translation
Foreign currency translation:

The Company’s functional currency is in the Canadian dollar and its reporting currency for its consolidated financial statement presentation is the United States dollar.  The functional currencies for the Company's subsidiaries include the following: United States, Canadian ("CDN") and Australian dollars, Euro, Argentina Peso, Chinese Renminbi (“RMB”), Swedish Krona, and Indian Rupee.  The Company translates assets and liabilities of non-U.S. dollar functional currency operations using the period end exchange rates,  shareholders’ equity balances using historical exchange rates, and revenues and expenses using the monthly average rate for the period with the resulting exchange differences recognized in other comprehensive income.

Transactions that are denominated in currencies other than the functional currency of the Company’s operations or its subsidiaries are translated at the rate in effect on the date of the transaction.  Foreign currency denominated monetary assets and liabilities are translated to the applicable functional currency at the exchange rate in effect on the balance sheet date.  Non-monetary assets and liabilities are translated at the historical exchange rate.  All foreign exchange gains and losses are recognized in the statement of operations, except for the translation gains and losses arising from available-for-sale instruments, which are recorded through other comprehensive income until realized through disposal or impairment.

Cash and cash equivalents
Cash and cash equivalents:

Cash and cash equivalents includes cash, term deposits, bankers acceptances and guaranteed investment certificates with maturities of ninety days or less when acquired.  Cash equivalents are considered as held for trading and recorded at fair value with changes in fair value recognized in the consolidated statements of operations. The $5,095 of restricted cash forms part of the security for the Export Development Canada ("EDC") loan (note 14(a)).

Accounts receivable, net
Accounts receivable, net:

Accounts receivable are measured at amortized cost.  The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. Past due balances over 90 days are reviewed individually for collectability. If the financial condition of the Company’s customers were to deteriorate, adversely affecting their ability to make payments, additional allowances would be required. Based on management’s assessment, the Company provides for estimated uncollectible amounts through a charge to earnings and a credit to a valuation allowance. Balances that remain outstanding after the Company has used reasonable collection efforts are written off through a charge to the allowance and a credit to accounts receivable.

Inventories
Inventories:

The Company’s inventories consist of the Company’s fuel system products (finished goods), work-in-progress, purchased parts and assembled parts. Inventories are recorded at the lower of cost and net realizable value.  Cost is determined based on the lower of weighted average cost or first-in, first-out.  The cost of fuel system product inventories, assembled parts and work-in-progress includes materials, labour and production overhead, including depreciation.  The Company records inventory write-downs based on an analysis of excess and obsolete inventories determined primarily by future demand forecasts. In addition, the Company records a liability for firm, noncancelable, and unconditional purchase commitments with manufacturers for quantities in excess of the Company’s future demand forecast consistent with its valuation of excess and obsolete inventory.

Property, plant and equipment
Property, plant and equipment:

Property, plant and equipment are stated at cost.  Depreciation is provided for as follows:

Assets	Basis	Rate
Buildings	Straight-line	15 years
Computer equipment and software	Straight-line	3 years
Furniture and fixtures	Straight-line	5 years
Machinery and equipment	Straight-line	8 – 10 years
Leasehold improvements	Straight-line	Lease term

Depreciation expense on equipment used in the production and manufacturing process is included in cost of sales. All other depreciation is included in the depreciation and amortization expense line on the statement of operations.

Long-term investments
Long-term investments:

The Company accounts for investments in which it has significant influence, including variable interest entities ("VIEs") for which the Company is not the primary beneficiary, using the equity method of accounting.  Under the equity method, the Company recognizes its share of income from equity accounted investees in the statement of operations with a corresponding increase in long-term investments.  Any dividends paid or payable are credited against long-term investments.

Financial liabilities
Financial liabilities:

Accounts payable and accrued liabilities, short-term debt and long-term debt are measured at amortized cost.  Transaction costs relating to long-term debt are netted against long-term debt and are amortized using the effective interest rate method.

Research and development costs	Research and development costs: Research and development costs are expensed as incurred and are recorded net of government funding received or receivable.
Intangible assets
Intangible assets:

Intangible assets consist primarily of the estimated value of intellectual property, trademarks, technology, customer contracts and non-compete agreements acquired through acquisitions.  Intangible assets are amortized over their estimated useful lives, which range from 5 to 20 years.

Impairment of long-lived assets
Impairment of long-lived assets:

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.  If such conditions exist, assets are considered impaired if the sum of the undiscounted expected future cash flows expected to result from the use and eventual disposition of an asset is less than its carrying amount.  An impairment loss is measured at the amount by which the carrying amount of the asset exceeds its fair value.  When quoted market prices are not available, the Company uses the expected future cash flows discounted at a rate commensurate with the risks associated with the recovery of the asset as an estimate of fair value.

Goodwill
Goodwill:

Goodwill is recorded at the time of purchase for the excess of the amount of the purchase price over the fair values of the identifiable assets acquired and liabilities assumed.  Goodwill is not amortized and instead is tested at least annually for impairment, or more frequently when events or changes in circumstances indicate that goodwill might be impaired.  This impairment test is performed annually at November 30.  Future adverse changes in market conditions or poor operating results of underlying assets could result in an inability to recover the carrying value of the goodwill, thereby possibly requiring an impairment charge.

Warranty liability
Warranty liability:

Estimated warranty costs are recognized at the time the Company sells its products and are included in cost of revenue.  The Company provides warranty coverage on products sold from the date the products are put into service by customers.  Warranty liability represents the Company’s best estimate of warranty costs expected to be incurred during the warranty period.  Furthermore, the current portion of warranty liability represents the Company’s best estimate of the costs to be incurred in the next twelve-month period.  The Company uses historical failure rates and costs to repair defective products to estimate the warranty liability.  New product launches require a greater use of judgment in developing estimates until claims experience becomes available.  Product specific experience is typically available four or five quarters after product launch, with a clear experience trend not evident until eight to twelve quarters after launch.  The Company records warranty expense for new products using historical experience from previous engine generations in the first year, a blend of actual product and historical experience in the second year and product specific experience thereafter.  The amount payable by the Company and the timing will depend on actual failure rates and cost to repair failures of its products.

Revenue recognition
Revenue recognition:

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Codification ("ASC") 606, Revenue from Contracts with Customers, a new accounting standard related to revenue recognition. ASC 606 supersedes nearly all U.S. GAAP on revenue recognition and eliminated industry-specific guidance. The underlying principle of ASC 606 is to recognize revenue when a customer obtains control of promised goods or services at an amount that reflects the consideration that is expected to be received in exchange for those goods or services. At the beginning of the first quarter of 2018, the Company adopted ASC 606 using the modified retrospective method. There was no material financial impact to our adoption of ASC 606.
The Company generates revenues primarily from product sales. Product revenues are derived from standard product sales contracts and from long-term fixed price contracts. Under ASC 606, revenue is recognized when a customer obtains control of the goods or services. Determining the timing of the transfer of control, at a point in time or over time, requires judgment. On standard product sales contracts, revenues are recognized when customers obtain control of the product, that is when transfer of title and risks and rewards of ownership of goods have passed and when obligation to pay is considered certain. Invoices are generated and revenue is recognized at that point in time. Provisions for warranties are made at the time of sale.

Income taxes
Income taxes:

The Company accounts for income taxes using the asset and liability method.  Under this method, deferred income tax assets and liabilities are determined based on the temporary differences between the accounting basis and tax basis of the assets and liabilities and for loss carry-forwards, tax credits and other tax attributes, using the enacted tax rates in effect for the years in which the differences are expected to reverse.  The effect of a change in tax rates on the deferred income tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred income tax assets to the extent the assets are more-likely-than-not to be realized. In making such a determination the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If it is determined that, based on all available evidence, it is more-likely-than-not that some or all of the deferred income tax assets will not be realized, a valuation allowance is provided to reduce the deferred income tax assets.

The Company uses a two-step process to recognize and measure the income tax benefit of uncertain tax positions taken or expected to be taken in a tax return. The tax benefit from an uncertain tax position is recognized if it is more-likely-than-not that the position will be sustained upon examination by a tax authority based solely on the technical merits of the position. A tax benefit that meets the more-likely-than-not recognition threshold is measured as the largest amount that is greater than 50% likely to be realized upon settlement with the tax authority. To the extent a full benefit is not expected to be realized, an income tax liability is established. Any change in judgment related to the expected resolution of an uncertain tax position is recognized in the year of such a change.

Accounting changes
New accounting pronouncements adopted in 2018:

Revenue:

In May 2014, FASB issued Accounting Standards Updates ("ASU") 2014-09, Revenue From Contracts With Customers (“Topic 606”). The Company adopted this standard on January 1, 2018, using the modified retrospective method. The adoption of this standard did not result in any impact on previously reported amounts. In accordance with the standard, additional disclosures have been provided in note 3(n).

Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments:

In August 2016, the FASB issued ASU 2016-15, which provides cash flow classification guidance on eight specific cash flow issues to reduce diversity in practice for which authoritative guidance did not previously exist. The Company adopted this standard on January 1, 2018 with no material impact to the Company's financial statements.

(b)    New accounting pronouncement to be adopted in 2019:

Leases (Topic 842):

In February 2016, the FASB issued ASU 2016-02, which increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 is effective for annual and interim periods beginning after December 15, 2018, and interim periods with early adoption permitted. The Company's future minimum lease payments at December 31, 2018 under operating leases are disclosed in note 21(a). The Company is finalizing its implementation of this new standard and will use the modified retrospective method as at January 1, 2019. The Company's significant leases relate to its leasing of operating premises.